Average Annual Total Returns{- Fidelity® Equity-Income Fund} - 01.31 Fidelity Equity-Income Fund Retail PRO-08 - Fidelity® Equity-Income Fund	Fidelity Equity-Income Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Equity-Income Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Equity-Income Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Equity-Income Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Equity-Income Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Equity-Income Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Equity-Income Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Equity-Income Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Equity-Income Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS008 Past 1 year	RS008 Past 5 years	RS008 Past 10 years
Total	6.78%	10.73%	9.55%	5.85%	9.10%	8.10%	4.55%	8.25%	7.50%	2.87%	9.74%	10.36%